Segment Reporting - Schedule of Reportable Segments (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Reportable Segments [Line Items]
Revenue	RM 12,777,311	$ 3,130,159	RM 13,944,813
Cost of revenue	(11,300,000)	(2,768,251)	(11,632,233)
Gross Profit	1,477,311	361,909	2,312,580
General and administrative expenses	4,180,890	1,024,226	357,370
Interest expenses	10,909	2,672	12,667
Reversal of allowance for expected credit losses	1,409,106	345,200	(982,000)
Fair value (loss)/gain on marketable securities	1,063,898	260,631	(512,903)
Operating income/(loss)	(4,123,594)	(1,010,189)	2,924,543
Income before income tax	(3,059,493)	$ (749,508)	2,469,196
Reportable Segments [Member]
Schedule of Reportable Segments [Line Items]
Revenue	12,777,311		13,944,813
Cost of revenue	(11,300,000)		(11,632,233)
Gross Profit	1,477,311		2,312,580
General and administrative expenses	1,393,821		357,370
Interest expenses	10,909		12,667
Reversal of allowance for expected credit losses			982,000
Allowance for expected credit losses	(1,409,106)
Fair value (loss)/gain on marketable securities	1,063,898		(512,903)
Other income	203		57,556
Operating income/(loss)	(272,424)		2,469,196
Amount not allocated to segment	(2,787,069)
Income before income tax	(3,059,493)
Segment Assets	162,325,743		101,118,858
Segment liabilities	89,834,590		46,941,919
Aquaculture and agriculture [Member]
Schedule of Reportable Segments [Line Items]
Gross Profit	1,477,311		2,300,484
General and administrative expenses	1,384,907		304,365
Interest expenses	10,909		12,667
Reversal of allowance for expected credit losses			982,000
Fair value (loss)/gain on marketable securities
Other income	203		46,333
Operating income/(loss)	(1,327,408)
Segment Assets	129,087,840		78,289,647
Segment liabilities	77,937,157		55,726,624
Aquaculture and agriculture [Member] | Reportable Segments [Member]
Schedule of Reportable Segments [Line Items]
Revenue	12,777,311		13,868,859
Cost of revenue	(11,300,000)		(11,568,375)
Allowance for expected credit losses	(1,409,106)
Operating income/(loss)			3,011,785
Industrial Solutions [Member]
Schedule of Reportable Segments [Line Items]
Revenue
Cost of revenue
Gross Profit			12,096
General and administrative expenses	8,914		53,005
Interest expenses
Reversal of allowance for expected credit losses
Allowance for expected credit losses
Fair value (loss)/gain on marketable securities
Other income
Operating income/(loss)	(8,914)
Segment Assets	114		171,532
Segment liabilities	6,719		(99,960)
Industrial Solutions [Member] | Reportable Segments [Member]
Schedule of Reportable Segments [Line Items]
Revenue			75,954
Cost of revenue			(63,858)
Operating income/(loss)			(40,909)
Investment in marketable securities [Member]
Schedule of Reportable Segments [Line Items]
Gross Profit
General and administrative expenses
Interest expenses
Reversal of allowance for expected credit losses
Fair value (loss)/gain on marketable securities	1,063,898		(512,903)
Other income			11,223
Operating income/(loss)	1,063,898
Segment Assets	33,237,789		22,657,679
Segment liabilities	11,890,714		(8,684,745)
Investment in marketable securities [Member] | Reportable Segments [Member]
Schedule of Reportable Segments [Line Items]
Revenue
Cost of revenue
Allowance for expected credit losses
Operating income/(loss)			RM (501,680)